Risk Management - Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	$ 327,401	$ 350,909
US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	205,407	228,284
Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	121,994	122,625
Gross insurance contract liabilities [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	375,113	395,488
Gross insurance contract liabilities [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	251,305	271,090
Gross insurance contract liabilities [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	123,808	124,398
Reinsurance assets [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(47,712)	(44,579)
Reinsurance assets [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(45,898)	(42,806)
Reinsurance assets [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	$ (1,814)	$ (1,773)